Financial Instruments (Details 9) - Risk Of Power Purchase And Sale Transactions Price [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 311,496
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	311,496
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	371,103
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	430,710
Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on purchase and sale of energy in active market, Baseline	311,496
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	311,496
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	251,887
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 192,280